Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	33
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$26,856,042.64	0.0969532	$12,843,374.45	0.0463660	$14,012,668.19
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$232,856,042.64	0.2328560	$218,843,374.45	0.2188434	$14,012,668.19

Weighted Avg. Coupon (WAC)	4.64%		4.65%
Weighted Avg. Remaining Maturity (WARM)	30.20		29.39
Pool Receivables Balance	$263,472,404.00		$248,775,540.48
Remaining Number of Receivables	30,937		29,659

Adjusted Pool Balance	$253,058,402.05		$239,045,733.86

III. COLLECTIONS

Principal:
Principal Collections	$14,330,833.49
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$275,716.13
Total Principal Collections	$14,606,549.62

Interest:
Interest Collections	$1,011,245.84
Late Fees & Other Charges	$32,862.69
Interest on Repurchase Principal	$-
Total Interest Collections	$1,044,108.53

Collection Account Interest	$226.31
Reserve Account Interest	$80.95
Servicer Advances	$-

Total Collections	$15,650,965.41

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	33
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections					$15,650,965.41
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$20,701,555.26
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$219,560.34	$-	$219,560.34	$219,560.34
Collection Account Interest					$226.31
Late Fees & Other Charges					$32,862.69
Total due to Servicer					$252,649.34

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$23,275.24		$23,275.24
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$174,593.99		$174,593.99	$174,593.99

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$14,999,241.16

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$14,012,668.19

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$14,012,668.19
Class A-4 Notes				$-
Class A Notes Total:		$14,012,668.19		$14,012,668.19
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$14,012,668.19		$14,012,668.19

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					986,572.97

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,414,001.95
Beginning Period Amount	$10,414,001.95
Current Period Amortization	$684,195.33
Ending Period Required Amount	$9,729,806.62
Ending Period Amount	$9,729,806.62
Next Distribution Date Amount	$9,075,580.73

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		7.98%	8.45%	8.45%

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	33
30/360 Days	30
Actual/360 Days	27

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.66%	29,263	98.22%	$244,352,255.25
30 - 60 Days	1.12%	332	1.52%	$3,783,216.20
61 - 90 Days	0.18%	52	0.21%	$524,814.69
91 + Days	0.04%	12	0.05%	$115,254.34
		29,659		$248,775,540.48
Total
Delinquent Receivables 61 + days past due	0.22%	64	0.26%	$640,069.03
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.36%	112	0.46%	$1,209,942.79
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.40%	129	0.54%	$1,503,407.25
Three-Month Average Delinquency Ratio	0.33%		0.42%

Repossession in Current Period		16		$186,763.44
Repossession Inventory		46		$186,616.17

Charge-Offs
Gross Principal of Charge-Off for Current Period				$366,030.03
Recoveries				$(275,716.13)
Net Charge-offs for Current Period				$90,313.90

Beginning Pool Balance for Current Period				$263,472,404.00

Net Loss Ratio				0.41%
Net Loss Ratio for 1st Preceding Collection Period				0.39%
Net Loss Ratio for 2nd Preceding Collection Period				0.22%
Three-Month Average Net Loss Ratio for Current Period				0.34%

Cumulative Net Losses for All Periods				$7,220,827.59
Cumulative Net Losses as a % of Initial Pool Balance				0.68%

Principal Balance of Extensions				$917,415.87
Number of Extensions				75

The undersigned hereby certifies that the foregoing information is complete and that no Servicer Termination Event has occurred.

HYUNDAI CAPITAL AMERICA, AS SERVICER

By:
Name:	Sukjin Oh
Title:	Treasurer
Date:	March 10, 2014

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